Derivative financial instruments - Offsetting liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives
Gross amount of recognized liabilities	$ 445	$ 458
Derivative liabilities eligible for set-off in case of default	(111)	(96)
Cash collateral pledged	0	0
Non-cash collateral pledged	0	0
Net liability exposure	334	362
Total
Gross amount of recognized liabilities	445	458
Derivative liabilities eligible for set-off in case of default	(111)	(96)
Cash collateral pledged	0	0
Non-cash collateral pledged	0	0
Net liability exposure	$ 334	$ 362